Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 504	$ 267
Work in progress	546	391
Finished goods	1,077	439
Total	$ 2,127	$ 1,097